Lease commitments	12 Months Ended
Mar. 31, 2015
Lease commitments
Lease commitments

21. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2014	2015
Machinery and equipment	¥7,336	¥7,322
Other leased assets	109	107
Less — Accumulated amortization	(2,511)	(3,289)

	¥4,934	¥4,140

Amortization expenses under capital leases for the years ended March 31, 2013, 2014 and 2015 were ¥524 million, ¥1,305 million and ¥1,109 million, respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2015 are as follows:

Yen in Millions
Year ending March 31:
2016	¥2,060
2017	794
2018	676
2019	138
2020	45
2021 and thereafter	—

Total minimum lease payments	3,713
Less — Amount representing interest	(232)

Present value of net minimum lease payments	3,481
Less — Current obligations	(1,924)

Long-term capital lease obligations	¥1,557

Rental expenses under operating leases for the years ended March 31, 2013, 2014 and 2015 were ¥2,719 million, ¥2,586 million and ¥2,911 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2015 are as follows:

Yen in millions
Year ending March 31:
2016	¥3,016
2017	2,283
2018	1,939
2019	1,306
2020	1,082
2021 and thereafter	2,084

Total minimum future rentals	¥11,710

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2013, 2014 and 2015 were ¥412 million, ¥175 million and ¥39 million, respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2015 are as follows:

Yen in millions
Year ending March 31:
2016	¥147
2017	82
2018	45
2019	30
2020	30
2021 and thereafter	78

Total minimum future rentals	¥412